Offerings - Offering: 1	May 11, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 251,829,160.38
Fee Rate	0.01381%
Amount of Registration Fee	$ 34,777.61
Offering Note	Capitalized terms used below but not defined herein shall have the meanings assigned to such terms in the Arrangement Agreement and Plan of Merger, dated as of January 26, 2026, by and among Gold Resource Corporation (the "Company"), Goldgroup Mining Inc. and Goldgroup Merger Sub, Inc. (the "Arrangement Agreement"). As of May 8, 2026, the maximum number of shares of the Company's common stock, par value $0.001 per share (each, a "Company Share"), to which this transaction applies is estimated to be 167,071,923 Company Shares, which consists of (i) 161,889,776 issued and outstanding Company Shares, (ii) 760,408 Company Options, and (iii) 1,314,846 Company DSUs, (iv) 431,637 Company PSUs, (v) 1,175,256 Company RSUs and (vi) a common stock purchase warrant to purchase up to 1,500,000 Company Shares. Pursuant to the Arrangement Agreement, the Company's shareholders will receive 1.4476 common shares without par value of Goldgroup for each Company Share (the "exchange ratio"). The exchange ratio represents a per share merger consideration of $[1.5073], calculated by multiplying the exchange ratio by the average of the high and low price of a Goldgroup common share on the TSX Venture Exchange as of May [8], 2026 (as converted from Canadian dollars to U.S. dollars using the daily exchange rate as reported by the Bank of Canada for such date) in accordance with Rule 0-11 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"). Therefore, in accordance with Exchange Act Rule 0-11 and estimated solely for the purposes of calculating the filing fee, the proposed maximum aggregate value of the transaction is calculated as the maximum number of Company Shares to which this transaction applies multiplied by the per share merger consideration calculated in the immediately preceding sentence. In accordance with Section 14(g) of the Exchange Act, the filing fee was determined by multiplying the proposed maximum aggregate value of the transaction calculated in the preceding paragraph by the fee rate of 0.0001381.